Accounting policies	12 Months Ended
Dec. 31, 2012
Accounting policies [Abstract]
Accounting policies

Note 2 - Accounting policies

Basis of presentation and principle of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"), and include the financial statements of the Company and all its majority-owned subsidiaries that require consolidation. All material intercompany transactions and balances have been eliminated in the consolidation. The following entities were consolidated as of December 31, 2012:

	Place incorporated	Ownership percentage
SGOCO	Cayman Island	Parent Company
SGOCO International	Hong Kong	100%
SGOCO (Fujian)	Jinjiang City, China	100%
Beijing SGOCO	Beijing, China	100%
SGO	Delaware, USA	100%

Use of estimates

Preparing consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant areas requiring using management's estimates and assumptions relate to the collectability of its receivables and the fair value and accounting treatment of certain financial instruments. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results may differ significantly from these estimates. In addition, different assumptions or circumstances could reasonably be expected to yield different results.

Cash and cash equivalents

For purposes of the cash flow statements, the Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. Cash includes cash on hand and demand deposits in accounts maintained with financial institutions or state owned banks within the PRC, Hong Kong and the U.S.

Accounts receivable, trade and other receivables

Receivables include trade accounts due from customers and other receivables such as cash advances to employees, related parties and third parties. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentration, customer credit worthiness, current economic trends and changes in customer payment patterns to determine if the allowance for doubtful accounts is adequate. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. Delinquent account balances are written-off after management has determined that the likelihood of collection is not probable and known bad debts are written off against the allowance for doubtful accounts when identified. As of March 31, 2013, 77% accounts receivable aged over 90 days from December 31, 2012 had been collected. Management believes that the remaining accounts receivable are collectable. As of December 31, 2012 and 2011, there was no allowance for uncollectible accounts receivable.

Certain of the Company's accounts receivable are sold with recourse to banks in Hong Kong. The sales of these receivables have been accounted for as short-term loans, as the Company has not met the criteria for sale treatment in accordance with Accounting Standards Codification (ASC) 860-30, Transfers and Servicing - Secured Borrowing and Collateral. The principal amount of the accounts receivable sold with recourse is included in both accounts receivable, net and short-term loan until the underlying obligations are ultimately satisfied through payment by the customers to the banks. As of December 31, 2012 and 2011, the principal amount of such factored receivable included in accounts receivable, net and short-term loan in the accompanying consolidated balance sheets totaled $6.2 million and nil, respectively.

Inventories

Inventory is composed of raw materials, mainly parts for assembly of LCD /LED products and finished goods. Inventory is valued at the lower of cost or market value using the weighted average method. Management reviews inventories for obsolescence and compares the cost of inventory with the market value at least once a year. An allowance is made for writing down the inventory to its market value, if it is lower than cost.

Plant and equipment

Plant and equipment is stated at cost less accumulated depreciation and accumulated impairment losses, if any. Expenditures for maintenance and repairs are charged to earnings as incurred. Major additions are capitalized. When assets are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Depreciation of plant and equipment is provided using the straight-line method for substantially all assets with estimated lives as follows:

Estimated Useful Life
Leasehold improvements	Over the lease term
Machinery equipment	5-10 years
Vehicles and office equipment	5 years

Government grants

The Company was entitled to receive grants from the PRC municipal government due to its operation in the high and new technology business sector before disposal of Honesty Group. For the years ended December 31, 2012, 2011 and 2010, the Company received grants of nil, $973, and $1,193, respectively, from the PRC municipal government. Grants received from the PRC municipal government in 2010 could be used for enterprise development and technology innovation purposes. The government grants received during the 2010 were recognized in the accompanying consolidated balance sheets as a reduction of cost of the assets acquired and buildings constructed. The grants that the Company received in 2011 did not have specific requirement of usage or other condition, and they were recorded as other income upon receipt.

Impairment of long-lived assets

The Company evaluates long lived assets, including equipment, for impairment at least once per year and whenever events or changes in circumstances indicate that the carrying value may not be recoverable from its estimated future cash flows. Recoverability of intangible assets and other long-lived assets is measured by comparing their net book value to the related projected undiscounted cash flows from these assets, considering a number of factors including past operating results, budgets, economic projections, market trends and product development cycles. If the net book value of the asset exceeds the related undiscounted cash flows, the asset is considered impaired and an impairment loss equal to an amount by which the carrying value exceeds the fair value of the asset is recognized. As of December 31, 2012 and 2011, management believes there was no impairment of long-lived assets.

Derivative liability

Derivative liabilities, which include public and private warrants, a put option and underwriter options, are recorded on the consolidated balance sheet as a liability at their fair value. The Company accounts for derivative liabilities in accordance with an accounting standard regarding "Instruments that are Indexed to an Entity's Own Stock". This accounting standard specifies that a contract that would otherwise meet the definition of a derivative but is both (a) indexed to the Company's own stock and (b) classified in stockholders' equity in the statement of financial position would not be considered a derivative financial instrument. It provides a new two-step model to be applied in determining whether a financial instrument or an embedded feature is indexed to an issuer's own stock and thus able to qualify for the scope exception within the standards.

Prior to the Acquisition, warrants issued were treated as equity. As a result of the Acquisition, the derivative was no longer provided equity treatment because the strike price of the warrants is denominated in U.S. Dollars, a currency other than the Company's functional currency which is the Chinese Renminbi ("RMB"). Therefore, warrants are not considered indexed to the Company's own stock, and as such, all future changes in the fair value of these warrants will be recognized currently in earnings until such time as the warrants are exercised or expire. The Company reclassified the fair value of these warrants, which have the dual-indexed feature, from equity to liability.

The Company accounts for the put option agreement in accordance with the accounting standards regarding certain financial instruments with characteristics of both liabilities and equity. The put option agreement obligated the Company to purchase such shares. As the result, the Company treated the put option as a liability.

Fair value of financial instruments

The Company's financial instruments primarily consist of cash and cash equivalents, accounts receivable and payable, other receivables and payables, advance to Honesty Group, advances to suppliers, short-term loans, and customer deposits.

As of the balance sheet dates, the estimated fair value of these financial instruments were not materially different from their carrying values as presented due to the short maturities of these instruments and that the interest rates on the borrowings approximate those that would have been available for loans for similar remaining maturity and risk profile at the respective reporting periods.

The accounting standards regarding fair value of financial instruments and related fair value measurements define financial instruments and require fair value disclosures of those financial instruments. The fair value measurement accounting standard defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The carrying amounts reported in the balance sheets for current assets and current liabilities qualifying as financial instruments are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels are defined as follows:

• Level 1	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
• Level 2	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
• Level 3	inputs to the valuation methodology are unobservable and significant to the fair value.

The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis:

	Carrying Value at December 31, 2012	Fair Value Measurement at December 31, 2012
		Level 1	Level 2	Level 3
Warrant derivative liability	$18	$12	$6	$-

	Carrying Value at December 31, 2011	Fair Value Measurement at December 31, 2011
		Level 1	Level 2	Level 3
Warrant derivative liability	$93	$63	$30	$-

A discussion of the valuation techniques used to measure fair value for the liabilities listed above and activity for these liabilities for the year ended December 31, 2012, is provided in Note 11.

As of December 31, 2012 and 2011, there was no asset or liability measured at fair value on a non-recurring basis.

Comprehensive income

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income or loss. The components of other comprehensive income or loss consist of foreign currency translation adjustments net of realization of foreign currency translation gain relating to disposal of subsidiaries.

Revenue recognition

The Company's revenue recognition policies are consistent with the accounting standards. Sales revenue is recognized at the date of shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collectability is reasonably assured. For products that are required to be examined by customers, sales revenue is recognized after the customer examination is completed. Payments received before all of the relevant criteria for revenue recognition are met are recorded as customer deposits. Generally, our outsourced manufacturers are obligated to provide at least one-year repair or replacement obligation. Management did not estimate future warranty liabilities as historical warranty expenses were minimal.

Sales revenue is recognized net of value-added taxes, sales discounts and returns. There were no sales returns during the years ended December 31, 2012, 2011 and 2010.

Income taxes

The Company accounts for income taxes in accordance with the accounting standard issued by the Financial Accounting Standard Board ("FASB") for income taxes. Under the asset and liability method as required by this accounting standard, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The charge for taxation is based on the results for the reporting period as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. The effect on deferred income taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if it is more likely than not that some portion, or all of, a deferred tax asset will not be realized. There was no deferred tax amount as of December 31, 2012 and 2011.

Under the accounting standard regarding accounting for uncertainty in income taxes, a tax position is recognized as a benefit only if it is "more likely than not" that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the "more likely than not" test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the year incurred. No material penalties or interest relating to income taxes have been incurred during the years ended December 31, 2012, 2011 and 2010. U.S. GAAP also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures and transition.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or its withholding agent. The statute of limitations extends to five years under special circumstances, which are not clearly defined. In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

According to the Circular on the State Administration of Taxation on Strengthening the Management of EIT Collection of Proceeds from Equity Transfers by Non-Resident Enterprises (Guoshuihan [2009] No. 698) ("Circular 698"), a non-PRC Tax Resident Enterprise is subject to the PRC EIT on the taxable gain arising from a sale of transfer of any intermediate offshore company which directly or indirectly holds an interest, including any assets, subsidiaries, or other forms of business operations, in the PRC, or otherwise stipulated in an applicable tax treaty or arrangement. Circular 698 applies to all transactions conducted on or after January 1, 2008.

In addition to the above, after the EIT Law and its Implementing Rules were promulgated, the State Administration of Taxation released several regulations to stipulate more details for carrying out the EIT Law and its Implementing Rules. These regulations include:

1.	Notice of the State Administration of Taxation on the Issues Concerning the Administration of Enterprise Income Tax Deduction and Exemption (2008);

2.	Notice of the State Administration of Taxation on Intensifying the Withholding of Enterprise Income Tax on Non-resident Enterprises' Interest Income Sourcing from China (2008);

3.	Notice of the State Administration of Taxation on Several Issues Concerning the Recognition of Incomes Subject to the Enterprise Income Tax (2008);

4.	Opinion of the State Administration of Taxation on Strengthening the Administration of Enterprise Income Tax (2008);

5.	Notice of the Ministry of Finance and State Administration of Taxation on Several Preferential Policies regarding Enterprise Income Tax (2008);

6.	Interim Measures for the Administration of Collection of Enterprise Income Tax on the Basis of Consolidation of Trans-regional Business Operations (2008); and

7.	Several Issues Concerning the Enterprise Income Tax Treatment on Enterprise Reorganization (2009).

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the statements of income on a straight-line basis over the lease periods.

Advertising costs

The Company expenses the cost of advertising as incurred in selling products. The Company had no advertising costs incurred for the years ended December 31, 2012, 2011 and 2010.

Shipping and handling

Shipping and handling cost incurred to ship finished products to customers are included in selling expenses. Shipping and handling expenses for the years ended December 31, 2012, 2011 and 2010, amounted to $327, $392 and $334, respectively.

Research and development costs

Research and development costs are expensed as incurred and are included in general and administrative expenses. The costs of material and equipment that are acquired or constructed for research and development activities and have alternative future uses are classified as plant and equipment and depreciated over their estimated useful lives. Research and development costs for the years ended December 31, 2012, 2011 and 2010 amounted to $244, $319 and $118, respectively.

Earnings per share

The Company reports earnings per share in accordance with the provisions of FASB's related accounting standard. This standard requires presentation of basic and diluted earnings per share and disclosure of the methodology used in computing such earnings per share. Basic earnings per share exclude dilution and is computed by dividing income available to common stockholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock. Dilution is computed by applying the treasury stock method. Under this method, option and warrants were assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

Share-based compensation

The Company accounts for equity instruments issued in exchange for the receipt of goods or services from directors and consultants in accordance with the accounting standards regarding accounting for stock-based compensation and accounting for equity instruments that are issued to other than employees for acquiring or in conjunction with selling goods or services. Costs are measured at the estimated fair market value of the consideration received or the estimated fair value of the equity instruments issued, whichever is more reliably determinable. The value of equity instruments issued for consideration other than employee services is determined on the earlier of a performance commitment or completion of performance by the provider of goods or services as defined by these accounting standards. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement if there is a term.

Equity instruments (i.e., the stock shares) were granted to employees on January 1, 2012 as one-time bonuses for the Company's successful up-listing on the Nasdaq Global Market. Costs are measured at the fair value of the equity instruments granted at or close to the grant date.

Foreign currency translation

The reporting currency of the Company is the U.S. Dollar. The functional currency of the Company and its PRC subsidiaries is the RMB. The functional currency of its Hong Kong subsidiary SGOCO International is the U.S. Dollar. Results of operations and cash flow are translated at average exchange rates during the period, and assets and liabilities are translated at the unified exchange rate as quoted by the People's Bank of China at the end of the period. Capital accounts are translated at their historical exchange rates when the capital transaction occurred. Translation adjustments resulting from this process are included in accumulated other comprehensive income. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

The balance sheet amounts with the exception of equity were translated at RMB6.29 and RMB6.30 to $1.00 at December 31, 2012 and 2011, respectively. The equity accounts were stated at their historical exchange rates. The average translation rates applied to the income and cash flow statement amounts for the years ended December 31, 2012, 2011 and 2010 were RMB6.31, RMB6.46 and RMB6.76 to $1.00, respectively.

Recent accounting pronouncements

In December 2011, the FASB issued an update regarding disclosures about offsetting assets and liabilities: The amendments in this update are intended to enhance disclosures required by U.S. GAAP by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with applicable accounting guidance, or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with applicable accounting guidance. This information is intended to enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The adoption of this update is not expected to have a significant effect on the Company's consolidated financial statements.

In February 2013, the FASB issued an update regarding comprehensive income. The objective of this update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account (for example, inventory) instead of directly to income or expense in the same reporting period. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The adoption of this update is not expected to have a significant effect on the Company's consolidated financial statements.